Segment information - Schedule of Segment Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Revenue	$ 264,336	$ 154,040	$ 1,932,077	$ 479,491
Cost of sales	(98,825)	(91,456)	(1,264,748)	(264,942)
Gain (loss) on foreign exchange	31,645	332,792	642,932	576,239
General and administrative expenses	(5,139,060)	(4,117,271)	(15,220,938)	(11,428,041)
Depreciation and amortization	(359,847)	(380,558)	(1,125,033)	(1,079,218)
Interest income	187,598	75,954	443,269	489,863
Fair value gain (loss) on embedded derivatives	322,000	(2,895,000)	1,871,000	11,250,000
Fair value gain on warrants	500,000	0	1,560,000	0
Fair value gain on deferred consideration	193,887	(3,690,000)	5,486,804	(3,690,000)
Interest expense	(2,772,189)	(2,756,029)	(8,230,024)	(7,635,872)
Loss before tax	(6,870,455)	(13,367,528)	(13,904,661)	(11,302,480)
Segment assets	204,202,569		204,202,569		$ 175,751,683
Segment liabilities	115,838,223		115,838,223		102,918,928
Non-current assets	177,858,068		177,858,068		148,303,086
Tanzania
Disclosure of operating segments [line items]
Non-current assets	175,148,592		175,148,592		144,521,639
Australia
Disclosure of operating segments [line items]
Non-current assets	2,699,073		2,699,073		3,075,959
Rest of the world
Disclosure of operating segments [line items]
Non-current assets	10,403		10,403		705,488
Inter-Segment eliminations
Disclosure of operating segments [line items]
Revenue	(1,354,405)	(1,139,678)	(4,175,262)	(4,090,895)
Cost of sales	1,216,677	931,258	3,852,306	3,317,529
Gain (loss) on foreign exchange	0	0	0	0
General and administrative expenses	52,533	119,846	51,944	548,658
Depreciation and amortization	0	0	2,215	0
Interest income	(1,629,656)	(1,399,140)	(4,657,033)	(3,782,349)
Fair value gain (loss) on embedded derivatives	0	0	0	0
Fair value gain on warrants	0		0
Fair value gain on deferred consideration	0	0	0	0
Interest expense	0	0	0	0
Loss before tax	(1,714,851)	(1,487,714)	(4,925,830)	(4,007,057)
Segment assets	(322,759,664)		(322,759,664)		(287,370,479)
Segment liabilities	(102,691,275)		(102,691,275)		(85,261,778)
Intellectual Property
Disclosure of operating segments [line items]
Segment assets	158,872,330		158,872,330		144,404,325
Intellectual Property | Operating segments
Disclosure of operating segments [line items]
Revenue	316,544	299,285	1,985,910	951,224
Cost of sales	(98,825)	(91,457)	(1,264,748)	(264,943)
Gain (loss) on foreign exchange	99,364	(23,004)	370,672	511,962
General and administrative expenses	(1,272,340)	(1,143,889)	(3,521,578)	(3,045,256)
Depreciation and amortization	(350,063)	(348,530)	(1,091,056)	(1,017,185)
Interest income	1,632,750	1,414,140	4,674,577	3,821,592
Fair value gain (loss) on embedded derivatives	0	0	0	0
Fair value gain on warrants	0		0
Fair value gain on deferred consideration	193,887	(3,690,000)	5,486,804	(3,690,000)
Interest expense	(10,672)	(5,025)	(23,197)	(16,680)
Loss before tax	510,645	(3,588,480)	6,617,384	(2,749,286)
Segment liabilities	21,863,251		21,863,251		26,695,036
Metals Extraction
Disclosure of operating segments [line items]
Segment assets	197,088,078		197,088,078		165,038,598
Metals Extraction | Operating segments
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Cost of sales	0	0	0	0
Gain (loss) on foreign exchange	(60,567)	375,422	294,141	90,992
General and administrative expenses	(247,391)	(348,472)	(1,473,508)	(1,744,972)
Depreciation and amortization	(5,692)	(5,692)	(17,075)	(17,075)
Interest income	0	89	0	99
Fair value gain (loss) on embedded derivatives	0	0	0	0
Fair value gain on warrants	0		0
Fair value gain on deferred consideration	0	0	0	0
Interest expense	(41,273)	(29,295)	(142,845)	(42,743)
Loss before tax	(354,923)	(7,948)	(1,339,287)	(1,713,699)
Segment liabilities	135,152,269		135,152,269		102,843,488
Corporate
Disclosure of operating segments [line items]
Segment assets	171,001,825		171,001,825		153,679,239
Corporate | Operating segments
Disclosure of operating segments [line items]
Revenue	1,302,197	994,433	4,121,429	3,619,162
Cost of sales	(1,216,677)	(931,257)	(3,852,306)	(3,317,528)
Gain (loss) on foreign exchange	(7,152)	(19,626)	(21,881)	(26,715)
General and administrative expenses	(3,671,862)	(2,744,756)	(10,277,796)	(7,186,471)
Depreciation and amortization	(4,092)	(26,336)	(19,117)	(44,958)
Interest income	184,504	60,865	425,725	450,521
Fair value gain (loss) on embedded derivatives	322,000	(2,895,000)	1,871,000	11,250,000
Fair value gain on warrants	500,000		1,560,000
Fair value gain on deferred consideration	0	0	0	0
Interest expense	(2,720,244)	(2,721,709)	(8,063,982)	(7,576,449)
Loss before tax	(5,311,326)	$ (8,283,386)	(14,256,928)	$ (2,832,438)
Segment liabilities	$ 61,513,978		$ 61,513,978		$ 58,642,182